Segmented Information - Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Net income	$ 1,553	$ 677
Add (deduct):
Interest expense, net	78	86
Other expense, net	38	584
Income taxes	395	329
Adjusted EBIT	$ 2,064	$ 1,676